Basis of Presentation	6 Months Ended
Jun. 30, 2015
Basis of Presentation [Abstract]
Basis of Presentation

1.Basis of Presentation

The accompanying unaudited consolidated financial statements of Tsakos Energy Navigation Limited (the “Holding Company”) and subsidiaries (collectively, the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for interim financial information and with the instructions to Form 6-K and Article 10 of Regulation S-X of the U.S. Securities and Exchange Commission (“SEC”). Accordingly, they do not include all of the footnotes required by U.S. GAAP for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for fair presentation have been included. Operating results for the six months ended June 30, 2015 are not necessarily indicative of the results that may be expected for the year ending December 31, 2015.

The consolidated balance sheet as of December 31, 2014 has been derived from the audited financial statements included in the Company’s annual report on Form 20-F filed with the Securities and Exchange Commission on April 8, 2015 (“Annual Report”), but does not include all of the footnotes required by generally accepted accounting principles for complete financial statements.

A discussion of the Company’s significant accounting policies can be found in Note 1 of the Company’s consolidated financial statements included in the Annual Report. There have been no material changes to these policies in the six-month period ended June 30, 2015.

New Accounting Pronouncements:

(a)Consolidation: In February 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-02-Consolidation. The amendments in this ASU affect reporting entities that are required to evaluate whether they should consolidate certain legal entities. Management believes that this standard will not have a material effect on the Company’s financial position.

(b)Debt Issuance costs: In April 2015, the FASB issued ASU No. 2015-03-Interest-Imputation of Interest, to simplify the presentation of debt issuance costs. The amendments in this ASU would require that debt issuance costs be presented in the balance sheet as a direct deduction from the carrying amount of debt liability, consistent with debt discounts or premiums. Management believes that this standard will not have a material effect on the Company’s financial position.

(c)Fair Value Measurement: In May 2015, the FASB issued ASU No. 2015-07-Fair Value Measurement, which permits a reporting entity, as a practical expedient, to measure the fair value of certain investments using net asset value per share of the investment. Management believes that this standard will not have a material effect on the Company’s financial position.

(d) Revenue from Contracts with Customers: In May 2015, the FASB issued ASU No.2015-14-Revenue from Contracts with Customers, which defers the effective date of ASU 2014-09. Management believes that this standard will not have a material effect on the Company’s financial position.